LIABILITIES FROM FINANCING ACTIVITIES (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of liabilities from financing activities [Line Items]
Interest paid, classified as operating activities	$ 5,103,246	$ 5,798,689	$ 5,229,165
Dividends paid, classified as financing activities	735,798	1,126,209	$ 840,242
Bottom of range [member]
Disclosure of liabilities from financing activities [Line Items]
Reclassification of liabilities related to assets held for sale	78,471	98,870
Borrowings from other financial institutions [member]
Disclosure of liabilities from financing activities [Line Items]
Interest paid, classified as operating activities	788,879	1,031,078
Debt securities in issue [Member]
Disclosure of liabilities from financing activities [Line Items]
Interest paid, classified as operating activities	$ 961,333	$ 1,084,096